Property and Equipment - Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 73,661.4	$ 862.2	₨ 64,357.6
Software and systems	91,890.4	1,075.6	73,561.3
Equipment and furniture	192,333.9	2,251.4	172,031.8
Property and equipment, at cost	357,885.7	4,189.2	309,950.7
Less: Accumulated depreciation	185,447.8	2,170.7	162,920.3
Property and equipment, net	₨ 172,437.9	$ 2,018.5	₨ 147,030.4